5. SHARE PURCHASE WARRANTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Number of Options
Number of Options Outstanding, Beginning	3,950,000		4,950,000
Number of Options Outstanding	4,950,000	3,950,000	4,950,000
Exercisable, December 31, 2012	3,212,500		3,462,500
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding, Beginning	$ 0.84		$ 0.71
Weighted Average Exercise Price Granted	$ 0.20	$ 0.84
Weighted Average Exercise Price Outstanding, Ending	$ 0.71	$ 0.84	$ 0.71
Weighted Average Exercise Price Exercisable, December 31, 2012	$ 0.79		$ 0.75
Warrant [Member]
Number of Options
Number of Options Outstanding, Beginning	1,050,000		1,717,000
Number of Options Granted	667,000
Number of options issued	758,844
Number of Options Exercised	(758,844)
Number of Options Outstanding	1,717,000		1,717,000
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding, Beginning	$ 0.75		$ 0.85
Weighted Average Exercise Price Granted	$ 1
Weighted Average Exercise Price Exercised	$ 0.25
Weighted Average Exercise Price Forfeited/canceled	$ 0.25
Weighted Average Exercise Price Outstanding, Ending	$ 0.85		$ 0.85